Description of Organization and Business of Operations - Additional Information (Details)			1 Months Ended	2 Months Ended	3 Months Ended	9 Months Ended
	Jul. 18, 2021 USD ($) Tranches $ / shares shares	Feb. 11, 2021 USD ($) $ / shares shares	Feb. 28, 2021 USD ($)	Dec. 31, 2020 USD ($) $ / shares shares	Sep. 30, 2021 USD ($) $ / shares shares	Sep. 30, 2021 USD ($) Private $ / shares shares	Jun. 30, 2021 $ / shares	Mar. 31, 2021 $ / shares	Jan. 24, 2021 $ / shares
Organization And Basis Of Operations [Line Items]
Entity incorporation date				Oct. 29, 2020		Oct. 29, 2020
Cash				$ 24,980	$ 133,154	$ 133,154
Working Capital Deficiency				$ 344,399
Shares issued, price per share | $ / shares		$ 10.00		$ 10.00	$ 10.00	$ 10.00
Gross proceeds of shares issued		$ 345,000,000
Purchase price of warrants | $ / shares				$ 11.50	$ 11.50	$ 11.50			$ 11.50
Proceeds from Private Placement Warrants						$ 9,400,000
Initial public offering costs			$ 19,606,427
Offering costs allocated to stockholders' equity			(18,855,685)
Offering costs allocated to derivative warrant liabilities			$ (750,743)		$ 0	$ (750,743)
Underwriters' deferred discount		$ 12,075,000
Redeemable percentage of public shares				100.00%		100.00%
Business combination maximum completion period				24 months		24 months
Minimum required percentage of net assets held in trust account				80.00%		80.00%
Minimum target percentage of outstanding voting securities				50.00%		50.00%
Per unit value of initial public offering, including the proceeds of the private placement warrants, are held in a trust account | $ / shares				$ 10.00		$ 10.00
Money market funds maturity period				185 days
Minimum net tangible assets				$ 5,000,001	5,000,001	$ 5,000,001
Maximum amount of interest to pay dissolution expenses				$ 100,000		$ 100,000
Residual assets remaining available for distribution price per share initially held in trust account | $ / shares				$ 10.00		$ 10.00
Cash outside of trust account					133,154	$ 133,154
Protection of amount held in trust account description						In order to protect the amounts held in the Trust Account, the Sponsor has agreed that it will be liable to the Company if and to the extent any claims by a third party for services rendered or products sold to the Company, or a prospective target business with which the Company has entered into a written letter of intent, confidentiality or other similar agreement or Business Combination agreement, reduce the amount of funds in the Trust Account to below the lesser of (i) $10.00 per public share and (ii) the actual amount
Working Capital Deficit					1,211,058	$ 1,211,058
Sponsor Support Agreement [Member]
Organization And Basis Of Operations [Line Items]
Number Of Equal Tranches | Tranches	2
Percentage Of Converted Shares Held By Sponsor	10.00%
Founder Shares [Member]
Organization And Basis Of Operations [Line Items]
Initial public offering costs						2,500,000
Additional Offering Costs Incurred						35,000
Unsecured Promissory Note
Organization And Basis Of Operations [Line Items]
Principal amount					$ 1,500,000	$ 1,500,000
Note convertible price | $ / shares					$ 1.50	$ 1.50
Unsecured Debt					$ 399,702	$ 399,702
Unsecured Promissory Note | Subsequent Event
Organization And Basis Of Operations [Line Items]
Principal amount					$ 1,500,000	$ 1,500,000
Number of warrant holder to purchase share | shares					1	1
Common stock, par value | $ / shares					$ 0.0001	$ 0.0001
Note convertible price | $ / shares					$ 1.50	$ 1.50
Class A Common Stock
Organization And Basis Of Operations [Line Items]
Number of warrant holder to purchase share | shares					1	1
Common stock, par value | $ / shares				$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Minimum net tangible assets					$ 5,000,001	$ 5,000,001
Class A Common Stock | Merger Agreement [Member]
Organization And Basis Of Operations [Line Items]
Shares issued | shares	100,000,000
Shares issued, price per share | $ / shares	$ 10.00
Class A Common Stock | Sponsor Support Agreement [Member]
Organization And Basis Of Operations [Line Items]
Shares issued | shares	407,000
Class A Common Stock | Sponsor Support Agreement [Member] | Maximum [Member]
Organization And Basis Of Operations [Line Items]
Shares issued, price per share | $ / shares	$ 20.00
Class A Common Stock | Sponsor Support Agreement [Member] | Minimum [Member]
Organization And Basis Of Operations [Line Items]
Shares issued, price per share | $ / shares	$ 15.00
Class A Common Stock | Sponsor [Member]
Organization And Basis Of Operations [Line Items]
Shares issued | shares	1,000,000
Class A Common Stock | Subsequent Event
Organization And Basis Of Operations [Line Items]
Shares issued, price per share | $ / shares									10.00
Purchase price of warrants | $ / shares									$ 11.50
Initial Public Offering
Organization And Basis Of Operations [Line Items]
Shares issued | shares		34,500,000				34,500,000
Shares issued, price per share | $ / shares		$ 10.00			$ 10.00	$ 10.00
Gross proceeds of shares issued		$ 338,100,000
Initial Public Offering | Class A Common Stock
Organization And Basis Of Operations [Line Items]
Shares issued | shares				30,000,000
Shares issued, price per share | $ / shares				$ 10.00
Purchase price of warrants | $ / shares				$ 11.50	$ 11.50	$ 11.50
Minimum restricted percentage on redemption of shares				15.00%		15.00%
Over-allotments
Organization And Basis Of Operations [Line Items]
Shares issued | shares		4,500,000				4,500,000
Over-allotments | Class A Common Stock
Organization And Basis Of Operations [Line Items]
Shares issued | shares				34,500,000
Private Placement Warrants
Organization And Basis Of Operations [Line Items]
Gross proceeds of shares issued		$ 6,900,000
Number of private sales | Private						2
Number of warrants | shares					6,266,667	6,266,667
Purchase price of warrants | $ / shares					$ 1.50	$ 1.50
Proceeds from Private Placement Warrants						$ 9,400,000
Private Placement Warrants | Class A Common Stock
Organization And Basis Of Operations [Line Items]
Shares issued | shares	7,500,000
Shares issued, price per share | $ / shares	$ 10.00
Gross proceeds of shares issued	$ 75,000,000
Fast Radius Capital Stock And Vested R S Us [Member] | Merger Agreement [Member]
Organization And Basis Of Operations [Line Items]
Number Of Equal Tranches | Tranches	2
Fast Radius Capital Stock And Vested R S Us [Member] | Class A Common Stock
Organization And Basis Of Operations [Line Items]
Shares issued | shares	5,000,000
Fast Radius Capital Stock And Vested R S Us [Member] | Class A Common Stock | Merger Agreement [Member]
Organization And Basis Of Operations [Line Items]
Shares issued | shares	10,000,000
Fast Radius Capital Stock And Vested R S Us [Member] | Class A Common Stock | Merger Agreement [Member] | Maximum [Member]
Organization And Basis Of Operations [Line Items]
Shares issued, price per share | $ / shares	$ 20.00
Fast Radius Capital Stock And Vested R S Us [Member] | Class A Common Stock | Merger Agreement [Member] | Minimum [Member]
Organization And Basis Of Operations [Line Items]
Shares issued, price per share | $ / shares	$ 15.00